Company Background (Details)					1 Months Ended							12 Months Ended
	Jul. 31, 2014 USD ($)	Mar. 25, 2014	Mar. 08, 2012 USD ($)	Mar. 08, 2012 CNY (¥)	Jul. 31, 2015 USD ($)	Oct. 19, 2011 USD ($)	Aug. 23, 2011 USD ($)	Aug. 23, 2011 CNY (¥)	Jun. 18, 2011 USD ($)	Jun. 18, 2011 CNY (¥)	Nov. 28, 2008	Dec. 31, 2014 USD ($) subsidiaries	Dec. 31, 2014 CNY (¥) subsidiaries	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jul. 15, 2015 CNY (¥)	May. 14, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Oct. 08, 2014	Aug. 01, 2014 USD ($)	Apr. 21, 2014 CNY (¥)	Jan. 15, 2014 USD ($)	Jan. 15, 2014 CNY (¥)	Aug. 30, 2012 USD ($)	Jul. 02, 2012 USD ($)	May. 19, 2012 USD ($)	May. 19, 2012 INR (₨)	May. 18, 2012	Mar. 08, 2012 CNY (¥)	Oct. 19, 2011 INR (₨)	Aug. 23, 2011 CNY (¥)
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Number of subsidiaries | subsidiaries												13	13
Net amount received on sale of interest														$ 302,407	$ 229,875
Registered capital						$ 20,833																								₨ 1,000,000
The company's share of net income (loss) from the joint venture															$ 78,558
Investment in joint venture						6,985																								₨ 300,000
Contractual agreement, renewable term											25 years
Liyuanshida [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Net amount received on sale of interest	$ 4,700,000
Amount of discount on shareholding																				$ 400,000
Proceeds from amount of loan from third parties												$ 700,000
Amount outstanding												200,000
Liyuanshida [Member] | Scenario, Forecast [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Amount borrowed																	$ 3,100,000
Proceeds from amount of loan from third parties					$ 300,000
Liyuanshida [Member] | Subsequent Event [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Percentage of ownership control																100.00%
Amount outstanding | ¥																¥ 1,000,000
Sino Power [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Expected repayment of debt | ¥																		¥ 400,000
Yanyu [Member] | Sino Power [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Expected repayment of debt | ¥																		12,500,000
Yuanjie [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Total investment									$ 1,704,085	¥ 10,990,500
Percentage of ownership control									51.00%	51.00%
Total value of consideration | ¥																					¥ 10,000,000
Cash compensation to be paid | ¥																					2,000,000
Expected repayment of debt | ¥																					¥ 8,000,000
Ownership percentage sold																					51.00%
Buerjin [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Registered capital							$ 1,573,589																								¥ 10,000,000
Registered capital, amount paid							$ 937,690	¥ 6,000,000
Percentage of ownership control							80.00%	80.00%
Xushui [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Acquisition price	$ 13,100,000
Registered capital			$ 2,372,104																										¥ 15,000,000
Registered capital, amount paid			$ 474,421	¥ 3,000,000
Ownership interest in joint venture			100.00%																										100.00%
Xushui [Member] | Liyuanshida [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Percentage of ownership control	100.00%
Amount borrowed	$ 8,400,000
Period of pays off the entire contract amounts	15 days
Amount outstanding												$ 100,000
TIS [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Ownership interest in joint venture																										76.00%	76.00%	30.00%
The company's share of net income (loss) from the joint venture						$ 20,613
Investment in joint venture																										$ 55,886	₨ 2,217,000
Additional investment consideration																										$ 35,273	₨ 1,917,000
WOS [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Percentage of ownership control																								99.00%
Registered capital																								$ 1,980
Additional investment consideration																								$ 20
Percentage of ownership by noncontrolling owners																								1.00%
Three Offices In India [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Percentage of ownership control																									100.00%
Registered capital																									$ 0
Zhi Shui Yuan [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Registered capital																						$ 327,800	¥ 2,000,000
Percentage of ownership control		92.86%
Zhi Shui Yuan [Member] | Sino Power [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Percentage of ownership control																			100.00%
Zhi Shui Yuan [Member] | Warren Zhao [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Percentage of ownership control																						50.00%	50.00%
Zhi Shui Yuan [Member] | Peter Dong [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Percentage of ownership control																						50.00%	50.00%
ZhiShui Yuan and Yanyu [Member] | Sino Power [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Total value of consideration | ¥																		18,420,000
Cash compensation to be paid | ¥																		15,820,000
Proceeds from divestiture | ¥													¥ 3,000,000
ZhiShui Yuan and Yanyu [Member] | Warren Zhao and Peter Dong [Member] | Sino Power [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Cash compensation to be paid | ¥																		¥ 2,600,000